Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Includes up to 3,000,000 shares of common stock which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.